Lease Obligations and Commitments	9 Months Ended
Sep. 30, 2023
Lease Obligations and Commitments [Abstract]
LEASE OBLIGATIONS AND COMMITMENTS
19.	LEASE OBLIGATIONS AND COMMITMENTS

Lease Liabilities

$
Lease liabilities recognized as of January 1, 2022	367,884
Lease payments made	(260,184)
Interest expense on lease liabilities	20,860
Lease liabilities recognized as of January 1, 2023	128,560
Lease payments made	(131,576)
Interest expense on lease liabilities	3,016
0
Less: current portion	(0)
At September 30, 2023 – non-current portion	0

On August 1, 2015, the Company entered into a cost sharing arrangement agreement for the provision of office space and various administrative services. In May of 2018, the Company extended the cost sharing arrangement to July of 2022 at a monthly fee of CAD $7,000 plus GST per month.

On September 6, 2017, the Company entered into a rental agreement for office space in Los Angeles, California. Under the terms of the agreement the Company paid $17,324 per month commencing on October 1, 2017 until April 30, 2023.

On April 30, 2023, the Company vacated its leased office space in Los Angeles, CA in accordance with the termination of the lease. As of September 30, 2023, the Company operates using a fully remote workforce and does not have any long-term lease agreements for office space or other long-term assets. As such, the remaining right-of-use asset balance is $0.